SCIOTO INVESTMENT COMPANY

C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS:

The accompanying Scioto Investment Company Unaudited Condensed Financial Statements for the six month periods ended June 30, 2002, 2001 and 2000 have been compiled by management in accordance with the instructions for interim financial reporting of the Securities and Exchange Commission and do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These compilations should be read in conjunction with the Company’s Annual Audited Financial Statements and the notes thereto included in the previously released Annual Reports to Shareholders and the Securities and Exchange Commission for the years ended December 31, 2001, 2000 and 1999.

In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of the financial information have been included in the accompanying Financial Statements. A Summary of the Portfolio Positions as of June 30, 2002, a Bond Listing under the 5-25-50% rule of Internal Revenue Code Sec. 851(b)(3), a Listing of Portfolio Positions by maturity date, a Summary of the Annual Meeting of Shareholders, and a Summary of the Penn Traffic Company matter are attached hereto as pages 3-8. A Schedule of Investments as of December 31, 2001 was included in the Company’s Annual Report for 2001. Net investment income per share for the six month periods ended June 30, 2002, 2001 and 2000 was $0.172, $0.210 and $0.233 respectively.

Sincerely and respectfully submitted, SCIOTO INVESTMENT COMPANY

/s/ STEPHEN KELLOUGH
Stephen Kellough Chairman, CEO and President

UNAUDITED CONDENSED STATEMENTS OF ASSETS AND LIABILITIES

	JUNE 30
	2002	2001	2000
ASSETS:
Investments in tax exempt bonds, at quoted market values (amortized cost: 2002, $7,310,227; 2001, $7,255,034; 2000, $7,232,443)	$7,599,691	$7,409,357	$7,110,699
Cash and cash equivalents	257,654	311,912	342,631
Accrued interest receivable	32,272	42,745	54,656
Prepaid expenses	200	167	167

TOTAL ASSETS	7,889,817	7,764,181	7,508,153

LIABILITIES:
Accrued expenses	19,968	14,374	13,378

TOTAL LIABILITIES	19,968	14,374	13,378

NET ASSETS (net asset value per common share, based upon 447,950 common shares outstanding: 2002, $17.57; 2001, $17.30; 2000, $16.73)
	$7,869,849	$7,749,807	7,494,775

Scioto Investment Company six month period ending 6-30-02 report.    Page 1 of 8

SCIOTO INVESTMENT COMPANY

C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

UNAUDITED CONDENSED STATEMENTS OF OPERATIONS

	FOR THE SIX MONTHS ENDED JUNE 30
	2002	2001	2000
INVESTMENT INCOME—Nontaxable interest income, net of bond premium amortization and discount accretion of $7,131 in 2002; $7,360 in 2001; and $10,799 in 2000
	$155,970	$153,576	$150,955

OPERATING EXPENSES:
Professional services	37,291	34,678	35,268
Directors’ fees	6,750	6,750	6,000
Other expenses	34,658	18,055	5,111

TOTAL OPERATING EXPENSES	78,699	59,483	46,379

NET INVESTMENT INCOME	77,271	94,093	104,576
NET GAIN ON INVESTMENTS:
Realized loss on disposition of bonds	—	(3,983)	(8,699)
Unrealized appreciation of investments	210,118	92,460	14,228

NET GAIN ON INVESTMENTS	210,118	88,477	5,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$287,389	$182,570	$110,105

UNAUDITED CONDENSED STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED JUNE 30
	2002	2001	2000
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
Net investment income	$77,271	$94,093	$104,576
Realized loss on disposition of bonds	—	(3,983)	(8,699)
Unrealized appreciation of investments	210,118	92,460	14,228

NET INCREASE IN NET ASSETS RESULTlNG FROM OPERATIONS	287,389	182,570	110,105
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	98,549	98,549	94,070

NET INCREASE IN NET ASSETS	188,840	84,021	16,035
NET ASSETS, BEGINNING OF PERIOD	7,681,009	7,665,786	7,478,740

NET ASSETS, END OF PERIOD, including undistributed net investment income of $168,424, $183,524 and $200,575 respectively	$7,869,849	$7,749,807	$7,494,775

Scioto Investment Company six month period ending 6-30-02 report.   Page 2 of 8

SCIOTO INVESTMENT C0MPANY

Fifth Third Securities, Inc. Account Portfolio Summary, in Alphabetical Sequence, on June 30, 2002

Quantity	Description	Symbol	Current Price	Market Value	Est Annual Income	Est Yield	Acct Type
600,000	AKRON OHIO RFDG MBlA BOOK ENTR ONLY 0.I.D. REOF @ 98.158 TO Y 4% 12/01/12	AKOH4%12	99.535	597,210.00	24,000.00	4.01%	Cash

300,000	BARBERTON OHlO CITY SCH DlST BOOK ENTRY ONLY FGIC 4.35% 11/01/04	OHI067203BV0	105.301	315,903.00	13.050.00	4.13%	Cash

255,000	CINCINNATI OHIO BOOK ENTRY ONL @ 101.648 TO YLD 4.83% UT N/C 5.125% 12/01/06	CI0H51/8%06	109.181	278,411.55	13,068.75	4.69%	Cash

200,000	COLUMBUS OHIO MUN ARPT AUTH RE BOOK ENTRY ONLY AMBAC 4.5% 01/01/03	OHI199521AW5	101.447	202,894.00	9,000.00	4.43%	Cash

300,000	CUYAHOGA CNTY OHIO CAP IMPT BO ONLY REOF @ 101.421 TO YLD 4.5 5% 12/01/03	CUOH5%03	104.452	313,356.00	15,000.00	4.78%	Gash

300,000	DAYTON OHlO G/O FGIC BOOK ENTRY ONLY N/C 3.65% 12/01/02	DAOH3.65%02	100.947	302,841.00	10,950.00	3.61%	Cash

200,000	HAMILTON OHIO WASTEWTR SYS REV BOOK ENTRY ONLY 4.3% 10/15/04	OHI407837AZ6	105.090	210,180.00	8,600.00	4.09%	Cash

300,000	HILLIARD OHIO SCH DIST SCH IMP ENTRY ONLY REOF @ PAR UT N/C 5.15% 12/01/07	HIOH5.15%07	109.775	329,325.00	15,450.00	4.69%	Cash

300,000	HILLIARD OHIO SCH DIST SCH IMP ENTRY ONLY REOF @ PAR UT N/C 5.2% 12/01/08	HIOH5.20%08	109.699	329,097.00	15,600.00	4.74%	Cash

200,000	LAKEWOO0 OHIO CITY SCH DIST RF BOOK ENTRY ONLY CAP APPREC REO 0% 12/01/09	LAOH0%09	74.343	148,686.00			Cash

200,000	LOCKLAND OHIO CITY SCH DIST RF IMPT AMBAC BOOK ENTRY ONLY REO 4.8% 12/01/04	OCOH4.80%04	106.545	213,090.00	9,600.00	4.50%	Cash

300,000	MAHONING CNTY OHIO REF-SER B OBLIGATlON LTD FIXED OID REOF 4.5% 12/01/03	MAOH41/2%03	103.781	311,343.00	13,500.00	4.33%	Cash

300,000	MASON OHIO CTFS PARTN MUN FACS MBlA BOOK ENTRY ONLY OID REOF 4.3% 12/01/11	MAOH4.30%11	102.130	306,390.00	12,900.00	4.21%	Cash

Scioto Investment Company six month period ending 6-30-02 report. Page 3 of 8

SClOTO INVESTMENT COMPANY

Fifth Third Securities, Inc. Account Portfolio Summary, in Alphabetical Sequence, on June 30, 2002

Quantity	Description	Symbol	Current Price	Market Value	Est Annual Income	Est Yield	Acct Type
200,000	NORTH RIDGEVILLE OHIO VAR PURP AMBAC BOOK ENTRY ONLY REOF @ P 4.1% 12/01/11	NOOH4.1%11	100.965	201,930.00	8,200.00	4.06%	Cash

300,000	OHIO ST PUB FACS COMMN RFDG HI CAP FACS SER II-A BOOK ENTRY O 4.5% 12/01/03	OIOH4.50%03	103.795	311,385.00	13,500.00	4.33%	Cash

300,000	OHIO ST PUB FACS COMMN HIGHER FACS SER II C FSA BOOK ENTRY O 4% 06/01/06	OHOH4%06	104.165	312,495.00	12,000.00	3.84%	Cash

200,000	OHIO ST PUB FACS COMMN HIGHER FACS SER II C FSA BOOK ENTRY O 4.1% 06/01/07	OHOH4.1%07	104.268	208.536.00	8,200. 00	3.93%	Cash

900,000	OHIO ST UNlV GEN RCPTS SER A B ONLY REOF @99.533 TO YLD 5.06% 5% 12/01/09	OHOH5.00%09	108.448	976,032.00	45,000.00	4.61%	Cash

300,000	STRONGSVILLE OHIO RFDG & IMPT BOOK ENTRY ONLY REOF @ 101.383 4% 12/01/09	STOH4%09	102.066	306,198.00	12,000.00	3.91%	Cash

300,000	UNIVERSITY ClNCINNATI OHIO CTF BOOK ENTRY ONLY MBIA 4.4% 12/01/05	OH1914116CS5	105.827	317,481.00	13,200.00	4.15%	Cash

170,000	WARRENSVILLE HEIGHTS OHIO CITY SCH IMPI FGlC BOOK ENTRY ONLY 4.85% 12/01/05	WAOH4.85%05	107.462	182,685.40	8,245.00	4.51%	Cash

300,000	WESTERVILLE OHIO CITY SCH DlST 2001 BOOK ENTRY ONLY REOF @ PA 3.75% 12/01/05	WEOH33/4%05	103.677	311,031.00	11,250.00	3.61%	Cash

200,000	WOOSTER OHIO BOOK ENTRY ONLY O REOF @98.856 TO YLD 4% BANK QU 3.85% 12/01/10	WOOH3.85%10	100.016	200,032 00	7,700.00	3.84%	Cash

100,000	WOOSTER OHIO CITY SCH DIST BOOK ENTRY ONLY 4.3% 12/01/02	OHI981lOOFC9	101.222	101,222.00	4,300.00	4.24%	Cash

150,000	WORTHlNGTON OHIO-BOOK ENTRY O REOF @ l00.798 TO YLD 3.84% LT 4% 12/01/06	WOOH4%05	104.707	157,060.50	6,000.00	3.82%	Cash

150,000	WORTHlNGTON OHIO-BOOK ENTRY O O.I.D. REOF @99.347 TO YLD 4.1 4% 12/01/08	WOOH4%06	103.251	154,876.50	6,000.00	3.87%	Cash

$7,325,000				$7,599,691

Scioto Investment Company six month period ending 6-30-02 report.   Page 4 of 8

SClOTO INVESTMENT COMPANY

Bond Listing Under the 5-25-50% Rule of Internal Revenue Code Sec. 851(b)(3) of Subchapter M

June 30, 2002

Total Asset Value	$7,889,817
5% of Total Asset Value	$394,491
25% of Total Asset Value	$1,972,454
50% of Total Asset Value	$3,944,909

Bond Issuer	Purchase Date	Yield to Maturity at Purchase Date	Market Value	% of Total Asset Value
Akron, Ohio MBlA	12/6/01	4.023%	$597,210	7.57%
Hilliard, Ohio CSD	4/12/00	4.800%	329,325	4.17%
Hilliard, Ohio CSD	4/12/00	4.850%	329,097	4.17%

Total Hilliard, Ohio CSD			658,422	8.34%
Ohio State PUB FACS Commn. Higher	11/27/98	3.650%	311,385	3.95%
Ohio State PUB FACS Commn. Higher	12/10/98	4.000%	312,495	3.96%
Ohio State PUB FACS Commn. Higher	12/10/98	4.000%	208,536	2.64%

Total Ohio State PUB FACS Commn. Higher			832,416	10.55%
Ohio State Univ. Gen. RCPTS.	12/1/99	5.060%	976,032	12.37%

TOTAL			$3,064,080	38.83%

Scioto Investment Company six month period ending 6-30-02 report.    Page 5 of 8

SCIOTO INVESTMENT COMPANY

Listing of Bonds Held in Portfolio as of June 30, 2002 by Maturity Date

($000) SECURITY	FACE AMOUNT	COUPON RATE	YIELD TO MATURITY AT PURCHASE DATE	PURCHASE DATE	MATURITY DATE	TOTAL MATURITIES PER YEAR		SECURITY #
						($000)	(%)
DAYTON OHIO G/O FGIC	300	3.650%	3.580%	12/30/98	12/1/02			2398295C4
WOOSTER OHIO CITY SCH DIST	100	4.300%	3.550%	11/9/98	12/1/02	400	5.5	981100FC9

COLUMBUS OHIO MUN ARPT AUTH RE	200	4.500%	4.300%	3/16/98	1/1/03			19952IAW5
OHIO ST PUB FACS COMMN RFDG HI	300	4.500%	3.650%	11/27/98	12/1/03			677597C87
MAHONING COUNTY OHIO REF-SER B	300	4.500%	4.299%	11/29/00	12/1/03			560058VR7
CUYAHOGA CNTY OHIO CAP IMPT	300	5.000%	3.300%	5/2/01	12/1/03	1,100	15.0	2322376N2

HAMILTON OHIO WASTEWTR SYS REV	200	4.300%	4.300%	2/3/98	10/15/04			407837AZ6
BARBERTON OHIO CITY SCH DIST	300	4.350%	4.350%	3/16/98	11/1/04			067203BVO
LOCKLAND OHIO CITY SCH DIST RF	200	4.800%	4.701%	5/5/00	12/1/04	700	9.6	539838BP6

UNIVERSITY CINCINNATI OHIO CTF	300	4.400%	4.250%	4/2/98	12/1/05			914116CS5
WARRENSVILLE HEIGHTS OHIO CITY	170	4.850%	4.750%	5/3/00	12/1/05			936121FX5
WESTERVILLE OHIO CITY SCH DIST	300	3.750%	3.573%	4/5/01	12/1/05	770	10.5	960028KT4

OHIO ST PUB FACS COMMN HIGHER	300	4.000%	4.000%	12/10/98	6/1/06			677597K21
CINCINNATI OHIO	255	5.125%	4.723%	5/1/00	12/1/06			172216M91
WORTHINGTON OHIO	150	4.000%	3.801%	2/3/01	12/1/06	705	9.6	982033DN9

OHIO ST PUB FACS COMMN HIGHER	200	4.100%	4.000%	12/10/98	6/1/07			677597K39
HILLIARD OHIO SCH DIST SCH IMP	300	5.150%	4.800%	4/12/00	12/1/07	500	6.8	431621GD7

HILLIARD OHIO SCH DIST SCH IMP	300	5.200%	4.850%	4/12/00	12/1/08			431621GE5
WORTHINGTON OHIO	150	4.000%	4.071%	5/3/01	12/1/08	450	6.1	982033DQ2

OHIO ST UNIV GEN RCPTS SER A B	900	5.000%	5.060%	12/1/99	12/1/09			677632BV2
LAKEWOOD OHIO CITY SCH DIST RF	200	0.000%	4.400%	6/15/01	12/1/09			5l2624GX9
STRONGSVILLE OHIO RFDG & IMPT FGIC	300	4.000%	3.610%	10/16/01	12/1/09	1,400	19.1	863370NF5

WOOSTER OHIO	200	3.850%	3.868%	10/11/01	12/1/10	200	2.7	981083PV4

MASON OHIO CTFS PARTN MUN FACS	300	4.300%	4.150%	8/15/01	12/1/11			575295AL4
NORTH RIDGEVILLE OHIO VAR PURP IMPT	200	4.100%	3.950%	10/18/01	12/1/11	500	6.8	661853FM8

AKRON OHIO RFDG MBIA	600	4.000%	4.023%	12/6/01	12/1/12	600	8.2	010033SJ8

TOTALS	7,325					7,325	100%

Scioto Investment Company six month period ending 6-30-02 report.    Page 6 of 8

SClOTO INVESTMENT COMPANY

SUMMARY OF ANNUAL MEETING OF SHAREHOLDERS

The Company held its 2002 Annual Meeting of Shareholders on Wednesday, June 12, 2002. At the meeting, shareholders present in person and by proxy were as follows: of the 108,800 Class A common shares outstanding (one vote per share), a total of 94,414 were represented; and of the 339,150 Class B common shares outstanding (ten votes per share), 339,150 were represented; therefore, 433,564 of the common shares representing approximately 99.6% of the total voting power of the Company were represented at the meeting.

A resolution fixing the number of Directors at six passed with 3,485,914 votes FOR, 0 votes AGAINST and 0 votes ABSTAINING.

The following persons were elected as members of the Company’s Board of Directors to serve until the annual meeting following their election or until their successors are duly elected and qualified. Each person received the number of votes FOR and votes WITHHELD as indicated below.

Name	Votes For	Votes Withheld
Stephen Kellough	3,485,914	0
Marilyn Brown Kellough	3,485,914	0
John Josephson	3,485,914	0
Kent K. Rinker	3,485,914	0
Joseph L. Churilla, Jr.	3,485,914	0
Stephen E. Dutton	3,485,914	0

A resolution to ratify the selection of Deloitte & Touche LLP as the independent accountants for Scioto Investment Company for the 2002 year passed with 3,485,914 votes FOR, 0 votes AGAINST and 0 votes to ABSTAIN.

Scioto Investment Company six month period ending 6-30-02 report.   Page 7 of 8

SUMMARY OF THE PENN TRAFFIC MATTER

As described in Note 3 (repeated below) to the Company’s Audited Annual Report for the year ended December 31, 2001, the Company could be liable for the payment of certain non-cancelable lease obligations should The Penn Traffic Company (a Delaware corporation), a lessee under certain applicable lease agreements, fail to pay the required rents.

3.	SALE OF COMPANY ASSETS, CHANGES IN BUSINESS, AND LEASE LIABILITIES UNDERTAKING

Prior to August 30, 1976, the Company operated a chain of 54 supermarkets and 12 discount department stores in Ohio, West Virginia, and Kentucky in leased premises. On June 30, 1976, the Company and each of its subsidiaries (the “Company”) entered into an Agreement of Sale, pursuant to which substantially all of the assets of the Company were sold for $33.00 per Class A and Class B common share cash and assumption of all of the liabilities of the Company, however, the Company remains contingently liable for non-cancelable leases entered into previously* that are still in effect. The Company would only be required to make payments under these leases in the event of non-payment of rent by the existing tenant. The Penn Traffic Company (“Penn” a Delaware Corporation, Federal ID #25-0716800, which acquired the Big Bear Stores Company, a Delaware Corporation, Federal ID #31-0888208), during an existing exercised option period.

Subsequent to the sale consummation on August 30, 1976, the Company’s subsidiaries were liquidated and merged into the Company, and the Company’s name was changed from Big Bear Stores Company, an Ohio corporation, to Scioto Investment Company, an Ohio corporation (Federal ID #31-4128470).

As indicated above, the Company remains contingently liable for non-cancelable leases entered into prior to the date of sale of substantially all of the assets of the Company on August 30, 1976. At December 31, 2001, the remaining minimum future lease rental commitments during the non-cancelable lease terms are approximately $2,740,000 ($3,087,000 at December 31, 2000) and the total of the non-cancelable leases plus total option periods minimum future lease rental commitments are approximately $10,855,000 ($11,507,000 at December 31, 2000), before considering any offsetting rental income the Company might receive if the Company subsequently directly leases the property to other parties. These non-cancelable leases require approximately $700,000 in annual minimum rentals at December 31, 2001 and 2000.

In December 1998 Penn defaulted on its debt obligations. Subsequently, Penn reached an agreement with its creditors and implemented the restructuring plan. Based upon the current circumstances and available information, no losses have been recorded by the Company or any claims submitted to the Company. Penn Traffic filed a Chapter 11 bankruptcy petition in U.S. Bankruptcy Court in Delaware on March 1, 1999 and completed the process emerging from Chapter 11 on June 29, 1999. Penn Traffic’s Chapter 11 restructuring enabled it to cancel $1.13 billion of debt in exchange for: $100 million of new senior notes; new shares of common stock; and warrants to purchase common stock. None of the leases as to which the Company could have any contingent liability were rejected in the Chapter 11 reorganization.

*Prior to August 30, 1976.

In April 1989, Penn Traffic acquired Big Bear Stores Company (“Big Bear”), a leading food retailer in Ohio, West Virginia, and Kentucky. In April 1993, Big Bear was merged into the Penn Traffic Company.

Scioto Investment Company six month period ending 6-30-02 report.  Page 8 of 8